POST-RETIREMENT BENEFITS - Post-employment Amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ (43)	$ (43)
Income statement charge	(1)	1
Measurements	(4)	(3)
Gains (losses) arising from settlements, net defined benefit liability (asset)	1
Defined pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(42)	(39)
Income statement charge	2	1
Measurements	$ (4)	$ (5)
Defined pension benefits | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	1.95%	2.50%
Defined pension benefits | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	2.20%	3.30%
Defined pension benefits | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ (42)	$ (39)
Defined pension benefits | Impact of minimum funding requirement/asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	0	0
Defined pension benefits | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	5	7
Defined pension benefits | Funded plans | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	0	(69)
Defined pension benefits | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	5	76
Defined pension benefits | Unfunded plans | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(47)	(46)
Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(1)	(4)
Income statement charge	(3)	0
Measurements	$ 0	$ 2
Discount rate	2.25%	3.35%